Subsidiaries - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail) (Parenthetical) - Jaguahr Therapeutics Pte. Ltd	Apr. 28, 2021	Apr. 23, 2021
Top of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture	55.00%
Bottom of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture	35.00%	35.00%